LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
000000525	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000369	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000615	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000560	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000490	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; Lender's approval in file for tradelines less than XXX minimal requirement.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000498	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines	Housing history does not meet guidelines. Private party VOM, LOE and canceled checks reflect the borrower's March payment on subject was paid XXX. LOE from private party confirmed that he did communicate with borrower to let the payments be part of the refinance, however that approval fell through, borrower promptly made the payments up and canceled checks are in file supporting that story. Lender made an exception for allowing for max XXX% LTV with this supporting documentation in the loan file.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Lender Exception	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000465	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required; Asset Documents are Incomplete	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. The XXX, XX/ XX/XXX reflects a reserve requirement of XXX months for LTVs greater than XXX%; however, only XXX months of reserves was verified.; Asset Documents are Incomplete: Borrower is XXX% owner of business funds. Per XXX Funds held in a business or trust name are acceptable if the borrower(s) represent XXX% ownership or are the exclusive trustee(s) / beneficiary(ies).	Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
XX/XX/XXXX_Client provided approval /Acknowledgement for Reserves less than XXX months: Comp Factors, s, limited credit user, no history of XXX, S/E for XXX+ years, low business expenses, subject property is a new build for XXX; Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.;
Lender approved exception in file: Per XXX to use business funds from XXX to close since the brwr's husband owns the other XXX% of the business (per CPA) and the husband has provided a signed LOE stating funds may be used for closing and it will not impact the business.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; ;	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000591	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000402	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000416	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000574	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
000000495	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Housing history does not meet guidelines; No Credit Findings	Housing history does not meet guidelines. Lender verified only XXX months of previous mortgage history. File is missing a credit supplement showing the Borrower's payment for XXX was made on their primary residence. File is missing VOR for previous primary and/or lender exception. Per lender guidelines XXX Determining Mortgage Rental Rating - The mortgage / rental rating for determining the mortgage pricing is determined by evaluating the ratings for properties that the borrower owns and / or rents over the last XXX (XXX) months.; The loan meets all applicable credit guidelines.	Housing delinquency meets guidelines. ; The exception 'No Credit Findings' is cleared.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.

000000293	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Occupancy Status	The intent and/or status of the borrower's occupancy is not supported in the file. File was submitted as refinance of Investment property. Appraiser X and X reflect the subject property is occupied by owner and not rented. Initial XXX, XXX and other submission documents in file reflect the subject occupancy intent is a second home for borrower.	Occupancy is supported by documentation provided in the loan file.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000595	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Fully Executed Purchase Contract is Partial	Guidelines section XXX Purchase/Sales Contract state a purchase money transaction must include a fully executed agreement of sale and counteroffer (if applicable). The file contains copy of addendum X however addendum X is missing from the file. Provide addendum # XXX for review,	The fully executed purchase contract is Present	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000354	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.; Lender's exception in file for FICO below XXX - ITIN guideline requirement.	1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000612	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Lender to provide documentation to support the monthly required payment for the student loan on credit with a balance of $XXX would be $XXX as represented for DTI calculations. Lender to provide updated property tax calculations without the homestead credit deductions as reflected on the tax bill provided in file. Borrower no longer lives in subject property. Audit calculations would suggest the monthly taxes on subject as investment would increase to $XXX per month vs lender's use of $XXX.	Borrower liabilities verified indicator is Present	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

000000466	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verificiation Indicator is Missing	File is missing the supporting documentation of the PITIA payment for the recently acquired property located at XXX in an amount not to exceed $XXX.	Borrower liabilities verified indicator is Present	1	A	A	A	A	1	A	A	A	A	Evidence of Rate Lock Not Provided; No Compliance Findings	Evidence of Rate Lock Not Provided; The loan is in compliance with all applicable laws and regulations.	Evidence of Rate Lock Provided	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000562	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
000000440	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines	Housing history does not meet guidelines. Mortgage / Rental Housing History Section XXX that in the absence of a mortgage / rental rating covering the last XXX (XXX) months, the loan will be considered on a case-by-case basis. The file is missing an exception signed by the lender. The Borrower provided a letter that they live rent free. The credit report reflects a paid mortgage trade from XX/XX/XXX to XX/XX/XXX with XXX reporting. These two items do not satisfy the lender’s guidelines for Mortgage/Rental Rating.	Acknowledged by client - Ok per XXX for lack of a housing rating for last XXX months as the borrowers were living rent free. Comp factors, XXX% LTV, XXX FICO, limited user of credit, XXX+ years S/E, subject property in XXX condition with recent updating to; kitchen and bathrooms	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000600	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Fraud Report Missing; Asset Documents are Incomplete	Fraud report Missing.; The settlement statement reflects $XXX need for funds to close. There is a wire in file verifying this amount was sent by the borrower from XXX; however, there are no bank statements in file to verify assets. Guideline section XXX Verification of Assets/Funds states for seasoning of funds, if the amount of assets/funds to close is greater than $XXX, it will be required to be documented regardless of LTV/CLTV. Where the account serving as the source of funds must be verified, verification of the seasoned funds may include a copy of the borrower's bank statements for the most recent months or a VOD reflecting a current and average balance for the most recent month.	Fraud report Present.; Loan meets guideline requirements for assets. DSCR/LTV XXX and below.	1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000350	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Asset Documents are Incomplete	Asset Documents are Incomplete: Per the borrower's final XXX proceeds from sale of XXX in the amount of $XXX was to be used as funds to close. File is missing fully executed final settlement for sale of XXX. Only an estimate can be found in the loan file. Per lender Guidelinea XXX Sale of Real Property - If the sale has not closed, a copy of the agreement of sale and estimated Settlement Statement (CD or HUD-X) must be obtained and reviewed by the underwriter to ensure the net proceeds will be sufficient for closing. The final Settlement Statement (CD or HUD-X) showing sufficient funds to close must be provided at closing and included in the loan file.	XX/XX/XXXX -lender exception approval provided for Assets	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000294	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The NP Ratesheet & Matrix XXX reflects a maximum LTV/CLTV of XXX% for an investment purchase with a minimum FICO of XXX.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. The XXX reflects a maximum LTV/CLTV of XXX% for an investment purchase with a minimum FICO of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; The Underwriting Loan Approval Worksheet states an exception was approved for loan amount greater than $XXX Mil and LTV greater than XXX%.; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; The Underwriting Loan Approval Worksheet states an exception was approved for loan amount greater than $XXX Mil and LTV greater than XXX%.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000604	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A				2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: Per lender XXX Ineligible Property Types - XXX not allowed.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Lender exception in file for property type.	1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
000000472	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required; Insufficient cash to close.; No Credit Findings	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; Cash to close in the amount of XXX is greater than the available asset amount of XXX. Guideline section XXX Verification of Assets/Funds states a maximum variance of XXX% of the subject loan amount is allowable for the necessary funds-to-close versus the final asset statements. Funds to close is only short by $XXX, which is less than XXX% of the loan amount.; The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; Guideline tolerance; Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.; W/in guideline tolerance; The exception 'No Credit Findings' is cleared.	1	A	A	A	A				1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
000000527	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000504	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.

000000513	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.

000000325	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	There was no documentation in file to verify the homeowner's association fees on the borrower's principal residence at XXX. Documentation in file verified the primary residence is a condo. Guideline section XXX Debt-to-Income Ratio states the debt-to-income ratio represents the ratio of the applicant's stable monthly income to the total monthly-debt-payment (total monthly debt divided by total income.) The monthly debt payment is the sum of the following monthly charges: Principal and Interest Payments; Payments on subordinate financing on the borrower's principal residence; Hazard insurance; Flood insurance (if applicable); Mortgage insurance (if applicable); Real estate taxes and/or assessments; Homeowner's association fees on the borrower's principal residence. ; The XXX states the maximum debt-to-income ratio is XXX%; however, the audit debt-to-income is XXX%. The lender's debt-to-income was XXX%; however, they did not include the $XXX PITIA for the borrower's principal residence at XXX.	Borrower liabilities verified indicator is Present; Documentation provided to support Qualifying DTI below XXX.; XX/XX/XXXX - Client provided trailing documents - System issue did not calculate debts correctly, made correction and resolved DTI by recalculating XXX; income. XXX took a conservative route and excluded the transfers even though they are allowable. DTI; now at XXX%. Uploading updated approval, XXX, bank statement analysis and property report for; primary reflecting apartment and not a condo,	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000512	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX. File is missing bank statments to support /source and season the $XXX and $XXX cash to close paid by borrower from the XXX when LTV on a DSCR loan is &gt;XX% LTV and/or the amount of funds to close is XXX.	Sufficient cash to close is documented.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000415	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.

000000581	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000461	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	No Credit Findings; Asset Documents are Incomplete	The loan meets all applicable credit guidelines.; Guideline section XXX Gift Funds state on investment property or second homes, the applicant will be required to contribute a portion of their own sourced and seasoned funds to the transaction of the larger of (a)XXX% of the purchase price or (b)$XXX. The borrower contributed $XXX, which is XXX% of the purchase price. There is a lenders exception in file to allow for the lower contribution.	Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; Lender approved exception noted on loan approval worksheet.	1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000371	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. HOI Deductable is $XXXk. Per Lender Guidelines XXX Hazard Insurance - The deductible clause may not exceed the lower of $XXX or XXX% of the amount of coverage. The deductible clause may apply to either fire or extended coverage or to both.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Acknowledged by Client.; Lender exception in file for deductable of $XXXk.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000438	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Lender exception in file. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Lender exception in the file.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000571	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000463	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
000000468	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
000000611	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000533	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Fraud Report Missing; Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Missing Third Party Fraud Report on Guarantor and Business and background/litigation searches. Per lender guidelines XXX Borrowing Entities - item X requires report for both the Personal Guarantor and Entity to be cleared via OFAC, background/Litigation Searches. ; Number of Mortgage Properties (XXX) Exceeds Max Allowable Per Guidelines. Section XXX Number of Loans to One Borrower reflects that lender limits the aggregate amount of loans to one borrower to $XXX. Based on documentation in the loan file borrower /business entities owned by borrower total approximately $XXX as of XX/XX/XXXX.	Fraud report Present.; Change status of 'Number of XXX Max Allowable Per Guidelines' from Active to Acknowledged by Client.; Senior management lender exception dated XX/XX/XXXX in file	1	A	A	A	A				1	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000555	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Fraud Report Missing; Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Fraud report Missing. Missing Third Party Fraud Report on Guarantor and Business and background/litigation searches. Per lender guidelines XXX Borrowing Entities - item XXX requires report for both the Personal Guarantor and Entity to be cleared via OFAC, background/Litigation Searches; Number of Mortgage Properties (XX) Exceeds Max Allowable Per Guidelines. Section XXX Number of Loans to One Borrower reflects that lender limits the aggregate amount of loans to one borrower to $XXX. Based on documentation in the loan files borrower /business entities owned by borrower total approximately $XXX as of XX/XX/XXXX.	Fraud report Present.; Change status of 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' from Active to Acknowledged by Client.; Senior management lender exception dated XX/XX/XXX in file	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000607	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A	1	A	A	A	A	Third Party Desk Review variance to appraised value exceeds XXX%	Third party Desk Review variance of XXX exceeds XXX% maximum allowed.; Third party Desk Review variance of XXX exceeds XXX% maximum allowed.	Additional third party valuation requested to support value.	2	B	B	B	B	Affiliated Business Disclosure is Missing; No Compliance Findings	The affiliate business disclosure is Missing; The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

000000608	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate. Appraisal is subject to XXX and retrieval of XXX. XXX in file does not address the XXX and XXX.	XX/XX/XXXX - Client counter response - The XXX included an addendum with the removal of the XXX comments and the certificate of; completion was marked as yes. The initial findings do not apply as this is not an XXX and the; XXX is removing the FHA aspect.; XXX was previously uploaded for review, and XXX is not a requirement of XXX.	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000552	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Fraud Report Missing; Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Missing Third Party Fraud Report on Guarantor and Business and background/litigation searches. Per lender guidelines XXX Borrowing Entities - item X requires report for both the Personal Guarantor and Entity to be cleared via OFAC, background/Litigation Searches.; Number of Mortgage Properties (XX) Exceeds Max Allowable Per Guidelines. Section XXX Number of Loans to One Borrower reflects that lender limits the aggregate amount of loans to one borrower to $XXX. Based on documentation in the loan file borrower /business entities owned by borrower total approximately $XXX as of XX/XX/XXXX. Lender to provide exception specific for subject loan.
Fraud report Present.; Acknowledged by Client. Senior management lender exception dated XX/XX/XXXX in file	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000568	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
000000374	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000485	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; CoBorrower Liabilities Verified Indicator is Partial; Asset Documents are Incomplete	File is missing supporting PITIA and VOM XXX documentation for REO located at XXX reflecting a mortgage with XXX via the fraud report. File is missing PITIA and VOM XXX for XXX property listed on subject sales contract as a contingency for refinance, this property is not listed on schedule of REO. Additional Conditions may apply. ; File is missing supporting PITIA documentation, note and mortgages for simultaneous loans closing concurrently with subject loan to satisfy lender's approval condition #XXX. ; Asset Documents are Incomplete: Verification of Assets Section XXX Source of funds states that supporting documentation for any credit listed on closing statement be provided. File is missing evidence borrowers are owners of XXX with access to funds used to close.
In addition, missing supporting documentation for source of $XXX paid on a XXX account ending in # XXX by XXX. Provide documentation that borrower/coborrower is owner of account/business and provide required XXX month bank statement to season funds.
Borrower liabilities verified indicator is Present; CoBorrower liabilities verified indicator is Present; XX/XX/XXXX Client providing trailing doc Business Information for XXX and for XXX to provide proof of ownership in business assets for each borrower, this part of the condition is cleared. ;
Lender exception provided to clear following exception for missing copy of the most recent months bank statement from XXX required to source the EMD of $XXX required per guidelines XXX , where the account serving as the source of funds must be verified a copy of the most recent months bank statement or VOD is required.  ;
1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000436	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification dods not meet guidelines. XXX. The lender approved the file using XXX months of business bank statements. There is no lender exception in the file to use only XXX months of bank statements. There is only an LOE in the file from the account executive. The Lender's Alternative Document/Bank Statements program requires XXX months of bank statements. XXX. The file is missing the Lender's Bank Statement Income Analysis worksheet.	Client provided XXX statements to complete the XXX month Bank statements - did not use these for income - conservative.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.

000000488	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; CoBorrower Liabilities Verified Indicator is Partial; Asset Documents are Incomplete	File is missing supporting PITIA and VOM XXX documentation for REO located at XXX reflecting a mortgage with XXX via the fraud report. File is missing PITIA and VOM XXX for XXX property listed on subject sales contract as a contingency for refinance, this property is not listed on schedule of REO. Additional Conditions may apply. ; File is missing supporting PITIA documentation, note and mortgages for simultaneous loans closing concurrently with subject loan to satisfy lender's approval condition # XXX and # XXX.; Asset Documents are Incomplete: Verification of Assets Section XXX Source of funds states that supporting documentation for any credit listed on closing statement be provided. File is missing evidence borrowers are owners of XXX with access to funds used to close.
In addition, missing supporting documentation for source of $XXX paid on a XXX account ending in # XXX by XXX Provide documentation that borrower/coborrower is owner of account/business and provide required XXX month bank statement to season funds
XX/XX/XXXX Client providing trailing doc XXX to support the property at XXX was not in borrower's name personally. Client provided a SiteX report to validate the property at XXX is a duplex and includes XXX in addition property is in the borrower's business name. Condition cleared.; CoBorrower liabilities verified indicator is Present; XX/XX/XXXX Client providing trailing doc Business Information for XXX and for XXX to provide proof of ownership in business assets for each borrower, this part of the condition is cleared. ;
Lender exception povided to clear;;
File is still missing copy of the most recent months bank statement from XXX requried to source the XXX of $XXX required per guidelines XXX , where the account serving as the source of funds must be verified a copy of the most recent months bankstatement or VOD is requried.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000487	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Asset Documents are Incomplete	File is missing supporting PITIA and VOM XXX documentation for REO located at XXX reflecting a mortgage with Banner Bank via the fraud report. File is missing PITIA and VOM XXX for XXX property listed on subject sales contract as a contingency for refinance, this property is not listed on schedule of REO. Additional Conditions may apply. ; File is missing supporting PITIA documentation, note and mortgages for simultaneous loans closing concurrently with subject loan to satisfy lender's approval condition # XXX, XXX; Asset Documents are Incomplete: Verification of Assets Section XXX Source of funds states that supporting documentation for any credit listed on closing statement be provided. File is missing evidence borrowers are owners of SBR Ventures with access to funds used to close.
In addition, missing supporting documentation for source of $XXX paid on a XXX account ending in # XXX by XXX. Provide documentation that borrower/coborrower is owner of account/business and provide required XXX month bank statement to season funds.
Borrower liabilities verified indicator is Present; CoBorrower liabilities verified indicator is Present; XX/XX/XXXX Client providing trailing doc notes and settlement statements for the XXX loans that closed simultaneously. Condition Cleared; XX/XX/XXXX Client providing trailing doc Business Information for XXX to provide proof of ownership in business assets for each borrower, this part of the condition is cleared. ;
Lender exception provided to clear following exception for missing copy of the most recent months bank statement from XXX required to source the EMD of $XXX required per guidelines XXX , where the account serving as the source of funds must be verified a copy of the most recent months bank statement or VOD is required.  ;
1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000489	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; CoBorrower Liabilities Verified Indicator is Partial	File is missing supporting PITIA and VOM XXX documentation for REO located at XXX reflecting a mortgage with XXX via the fraud report. File is missing PITIA and VOM XXX for XXX property listed on subject sales contract as a contingency for refinance, this property is not listed on schedule of REO. Additional Conditions may apply. ; File is missing supporting PITIA documentation, note and mortgages for simultaneous loans closing concurrently with subject loan to satisfy lender's approval condition # XXX, XXX.	XX/XX/XXXX Client providing trailing doc SiteX Report to support the property at XXX was not in borrower's name personally. Client provided a SiteX report to validate the property at XXX is a duplex and includes XXX , in addition is in the borrower's business name. Conditions are cleared.; ; XX/XX/XXXX Client providing trailing doc notes and settlement statements for the XXX loans that closed simultaneously. Condition Cleared;	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000486	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; CoBorrower Liabilities Verified Indicator is Partial; Asset Documents are Incomplete	File is missing supporting PITIA and VOM XXX documentation for REO located at XXX reflecting a mortgage with XXX via the fraud report. File is missing PITIA and VOM XXX for XXX property listed on subject sales contract as a contingency for refinance, this property is not listed on schedule of REO. Additional Conditions may apply.
; File is missing supporting PITIA documentation, note and mortgages for simultaneous loans closing concurrently with subject loan to satisfy lender's approval condition # XXX, XXX.
; Asset Documents are Incomplete: Verification of Assets Section XXX Source of funds states that supporting documentation for any credit listed on closing statement be provided.  File is missing evidence borrowers are owners of XXX with access to funds used to close.
In addition, missing supporting documentation for source of $XXX paid on a XXX account ending in # XXX by XXX. Provide documentation that borrower/coborrower is owner of account/business and provide required XXX month bank statement to season funds.
Borrower liabilities verified indicator is Present; XX/XX/XXXX Client providing trailing doc Business Information for XXX to provide proof of ownership in business assets for each borrower, this part of the condition is cleared. ; Lender exception provided to clear following exception for missing copy of the most recent months bank statement from XXX required to source the EMD of $XXX required per guidelines XXX , where the account serving as the source of funds must be verified a copy of the most recent months bank statement or VOD is required. ;	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000480	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Appraisal guideline violation; Third Party Valuation Product Not Provided	Appraisal guideline violation: Subject Property is a mixed use property. Per Lender Guideline XXX Eligible property types - These property types are ineligible in the Non-Prime program, but may be eligible under other XXX programs: Residential Use with Commercial Influence (Mixed Use).; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Lender exception in file; Third Party Valuation Product Provided.	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000348	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Per bank statement loan program XXX dated XX/XX/XXXX reserve requirement XXX months for XXX. Current LTV is XXX%.	Acknowledged by Client. Ok per XXX for reserves less than XXX months, comp factors, XXX FICO, XXX credit, borrower is a seasoned; landlord, S/E for XXX+ years, subject in XXX condition	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000541	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Final Loan Application is Partial	Final Loan Application is Partial. XXX signed at close and deemed final did not include a all REO owned, mortgages listed on XXX matched to property address or a disclosed child support payment as required by lender approval condition #XXX.	Final Loan Application is Present and adequate. DSCR investor Loan.	1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
000000561	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Condo Approval Missing; No Credit Findings	Guideline section XXX Condominium Eligibility Requirements F. Condominium-Documentation Requirements states HOA information letter is required verifying the condominium project is not currently involved in any litigation, total number of units in the project, total number phases that are not complete, percent of the units sold and conveyed to the unit owners, and percent of the units owner occupied. The questionnaire provided is missing pertinent information and is incomplete.; The loan meets all applicable credit guidelines.	XX/XX/XXXX Audit Review - HOA Lender Questionnaire in file. Audit was able to verify all HOA required information per lender GLs.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

000000572	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A
000000590	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Guidelines XXX . File is to contain public record searches for all properties owned to establish no recent foreclosure action. File is missing this detail for REOs XXX ( last reported XX/XX/XXXX), XXX (fraud report reflects privately held mortgage) and XXX ( prior F/C action noted) If borrower no longer owns these properties proof of sale required to satisfy condition. ; The loan meets all applicable credit guidelines.	Borrower liabilities verified indicator is Present	2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: Per Guideline XXX Roof Certification . A roof certification is required when the appraiser recommends an inspection . Appraiser notes area where evidence of a leak in the utility area of the attached garage. The XXX was coming apart leaving a hole and recommend a roof inspection to determine the origin of the cause. Appraiser failed to comment on the health and safety if left in current condition required per section XXX Deferred Maintenance.	Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.; Lender exception received	1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000593	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000370	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Guidelines Section XXX require XXX to provide a letter of credit reference, international credit report or bank statement supporting a foreign financial relationship. File is missing this documenation.	Borrower liabilities verified indicator is Present	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000420	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000542	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required; Insufficient cash to close.	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; Cash to close in the amount of XXX is greater than the available asset amount of XXX.	N/A Lender guidelines allow for a XXX% tolerance.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000587	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000342	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Number of Mortgage Properties (XXX) Exceeds Max Allowable Per Guidelines. Guideline section XXX Number of Loans to XXX limits the number of open loans with the same borrower at any one time to a maximum of XXX (XXX) or an aggregate amount of $XXX, whichever is less for first mortgages only.	Change status of 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' from Active to Acknowledged by Client.; An exception is in file to proceed with XXX investment loans from same borrower.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000338	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Number of Mortgage Properties (XXX) Exceeds Max Allowable Per Guidelines. Guideline section XXX Number of Loans to One Borrower states Acra limits the number of open loans with the same borrower at any one time to a maximum of XXX (XXX) or an aggregate amount of $XXX, whichever is less for first mortgages only.	Change status of 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' from Active to Acknowledged by Client.; There is an exception in file to proceed with XXX investment loans from the same borrower.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000343	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Number of Mortgage Properties (XXX) Exceeds Max Allowable Per Guidelines. Guideline section XXX Number of Loans to One Borrower states XXX limits the number of open loans with the same borrower at any one time to a maximum of XXX (XXX) or an aggregate amount of $XXX, whichever is less for first mortgages only.	Change status of 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' from Active to Acknowledged by Client.; The exception in file allows XXX investment loans from the same borrower.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000341	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Number of Mortgage Properties (XXX) Exceeds Max Allowable Per Guidelines. Guideline section XXX Number of Loans to One Borrower state XXX limits the number of open loans with the same borrower at any one time to a maximum of XXX (XXX) or an aggregate amount of $XXX, whichever is less for first mortgages only.	Change status of 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' from Active to Acknowledged by Client.; An exception is in file to proceed with XXX investment loans from the same borrower.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000340	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	Number of Mortgage Properties (XXX) Exceeds Max Allowable Per Guidelines. Guideline section XXX Number of Loans to One Borrower states XXX limits the number of open loans with the same borrower at any one time to a maximum of XXX (XXX) or an aggregate amount of $XXX, whichever is less for first mortgages only.	Change status of 'Number of Mortgage Properties Exceeds Max Allowable Per Guidelines' from Active to Acknowledged by Client.; There is an exception in file to proceed with XXX investment loans from the same borrower.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000477	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. File is missing requried XXX and XXX signed by borrower. Lender exception in file allowing for current lease, XXX months bank statements only as support. Acutal rents is less then market rents.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; Lender exception in file .	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000503	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000453	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000424	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Guideline Violation – Escrows Collected	Guidelines require escrows to be collected; however, escrows were not collected. The lender's guidelines require a minimum of XXX FICO score to waive escrows. An exception was approved to allow escrow waiver.	Escrow requirements met per Guidelines provided.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000365	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000435	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Income Verification does not match Approval; Qualifying DTI exceeds Guideline Maximum Allowable	The file is missing signed Schedule E for most recent XXX (XXX) years. The file only contains Schedule E for XXX. Guideline section VI. Rental Income Requirements for Full Doc loans states current rental/lease agreements; AND complete Schedule of Real Estate Owned; AND signed Schedule E for most recent XXX (XXX) years.; Qualifying DTI of XXX exceeds guideline maximum of XXX. The lender used $XXX rental income for REO at XXX. There is an LOE in the file stating the property is an XXX with no lease. There are no supporting documents or lender exception in the file to use $XXX rental income for this property. Per Lender Guidelines VI. Rental Income Requirements for Full Doc loans - Current rental / lease agreements; AND Complete Schedule of Real Estate Owned; AND Signed Schedule E for most recent XXX (XXX) years are required. ; The loan meets all applicable credit guidelines.	The borrower income verification does match approval; Documentation provided to support Qualifying DTI below XXX. Rebuttal review of XXX receipts shows XXX month receipts at $XXX or $XXX/mo avergae. Using $XXX rental income for XXX brings final DTI to XXX%.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000376	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Borrower Income Verification does not match Approval; DSCR is less than guideline minimum; Trust Documentation Missing or Incomplete	The borrower income verification does not match approval. The file is missing a current/updated lease agreement for the subject property unit that is currently rented, as required by the purchase contract and the lender’s loan approval condition #XXX. Per Lender Guidelines for DSCR loans - XXX calculates the DSCR by dividing (a) the lesser of (i) annual in-place rent or
(ii) market rent (reference §XXX) by (b) the sum of annual principal, interest, real estate taxes, property insurance, and homeowner’s / condominium association fees (collectively, “PITIA”). ; Qualifying DSCR of XXX is less than guideline minimum requirement of XXX per rate sheet dated XX/XX/XXXX. A lender execption was approved and included in the loan file. ; Trust document is not properly executed or missing. The file is missing the fully completed Certification of Trust and letter from the title company that the Certification of Trust has been reviewed and accepted for borrower(s) to be vested in a trust, as required per the lender’s loan approval condition #XXX and lender Guidelines XXX Borrowing Entities - Revocable Living Trust.	The borrower income verification does match approval. Condition cleared. Settlement statement does reflect proration of the current rents as reflected on the appraisal. Current lease agreement was not a condition of lender's exception for the DSCR to be below guideline minimums. ; Change status of 'DSCR is less than guideline minimum' from Active to Acknowledged by Client.; Non material, a lender exception was provided. ; Loan did not close in the name of the Trust.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000534	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

000000383	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000586	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Final Loan Application is Partial	Final Loan Application is Partial; Per the Fraud Report borrower has ownership of XXX showing in the name of XXX. This property is not listed on the XXX. Please provide evidence that the borrower as no current ownership ie..property profile report or add to XXX. Additional conditions may apply. ; The loan meets all applicable credit guidelines.	Final Loan Application is Present	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.

000000609	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000456	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Occupancy Status	The intent and/or status of the borrower's occupancy is not supported in the file. Per the sales contract the intent of occupancy for the borrower is owner occupied. Sales contract reflects the borrower and co-borrower signed original intent to purchase subject, addendum XXX to the sales contract removes the co-borrower and lists subject as the owner occupied. Addendum XXX to sales contracts adds the co-borrower back to the contract as investment. Borrower is not currently a property owner, other documentation in the file reflects the subject as owner occupied and non-owner occupied. Loan may be subject to TRID, additional condition may apply.	Occupancy is supported by documentation provided in the loan file.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000482	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	3	C	C	C	C	3	C	C	C	C	Borrower Employment Verification does not meet guidelines	The documentation provided to support the borrower’ self-employment is incomplete. XXX. The tax preparer letter provided does not specify the percentage of borrower’s ownership. XXX.The tax preparer’s license verification and/or proof of their business’ existence was not provided. According to XXX Seller Guide page XXX, if a tax preparer letter is used, the following requirements apply; XXX. Letter must be on tax preparer’s letterhead; XXX. Tax preparer’s license verification, from municipal, state or federal licensing boards or proof of their business’ existence; XXX. Signed letter explaining tax preparer’s relationship to the business, personal knowledge of the length of time the business has been in existence, and percentage of borrower’s ownership in the business entity.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
000000546	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable; Liquid Reserves are less than Guidelines Required; Insufficient cash to close.	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. File is missing gift letter from XXX, XXX account for the $XXX wired direct to closing on XX/XX/XXXX. ; Cash to close in the amount of XXX is greater than the available asset amount of XXX. Lender guidelines XXX require Gift Letters for all gifts. File is missing gift letter from spouse for the additional $XXX wired direct to closing on XX/XX/XXXX from her XXX account as evidenced from the wire details.

Lender guidelines XXX limit gift funds to the larger of XXX% of the purchase price or $XXX Cash to close of $XXX consisted of $XXX wire from XXX, and $XXX paid by borrower for a total borrower investiment of XXX%.
Lender exception for less than $XXX loan at XXX% in file.; Lender exception for loan amount less than $XXX to XXX%.; The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.; Sufficient cash to close is documented.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000483	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000530	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable; Fraud Report Shows Uncleared Alerts	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Lender Non-Prime Rate Sheet & Matrix dated XX/XX/XXXX requires a minus XXX% LTV deduction for NPRA ( XXX and EAD in file). Signed XXX confirmed The NPRA status, no lender exception found in loan file.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX based on a loan amount of XXX and value used for CLTV of XXX. Lender's Non-Prime Rate Sheet & Matrix dated XX/XX/XXXX requires a minus XXX% LTV deduction for XXX ( XXX and EAD in file) borrower's signed XXX confirmed he NPRA status.; Fraud report shows the following alerts that have not been cleared: File is missing supporting documentation to support borrower no longer owns property at XXX that is reflected on borrower's Current Ownership and XXX Year History and the Real Estate Owned Report sections of the fraud report. Property was purchased on XX/XX/XXXX with no evidence of sale with a mortgage noted to XXX. Additional conditions may apply.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.; Lender exception received by client.; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.; Lender exception received by client.; Alerts from Fraud Report have been cleared.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.

000000540	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verificiation Indicator is Missing; Asset Documents are Incomplete	Per the Guidelines Section XXX, XXX Credit References; to comply with Anit-Money Laundering and OFAC requirements one of the following is required. XXX with XXX tradelines aged two years , an international credit report or bank statement documenting a foreign financial banking relationship for the past XXX days. File has XXX bankstatement from a foreign bank, provide XXX statement to complete the XXX days dated XX/XX/XXXX.; Asset Documents are Incomplete: Guidelines Section XXX, Program Specifics;
 Funds that are not seasoned XXX days when transferred from a foreign asset along with a letter of explanation along with information to comprise a XXX. Bank statements in any language other than XXX must be translated.
(i) File is missing translation for the bank statement dated XX/XX/XXXX.
(ii)              File is missing the foreign bank statement dated XX/XX/XXXX and XX/XX/XXXX that were translated for review.
(ii) Provide updated statement from foreign asset to support the source of subsequent transfers for the $XXX to the XXX (not seasoned XXX days based on last statement balance from XX/XX/XXXX) to meet the requirements for the program.
Cleared; Borrower liabilities verified indicator is Present; Assets are sufficient - Client requested additional documents out of abundance of caution.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000300	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Second Appraisal is Missing	The second appraisal is Missing. The XXX states for loan amounts greater than $XXXM, two appraisals are required. The subject's loan amount is $XXXM; however, only one appraisal was completed. An exception is in file to allow for only one appraisal.	Change status of 'Second Appraisal is Missing' from Active to Acknowledged by Client.; A lender exception is in file to allow for only one appraisal.	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000441	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000601	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. The subject property does not meet the lender’s seasoning requirement in order to use the current appraised value. Audit is using the prior purchase price of $XXX from XX/XX/XXXX. There are no documents in the file listing improvements since purchase on XX/XX/XXXX. The appraisal states the property has not been updated in XXX years. Per Lender Guidelines XXX Property Value Determination, Official Interpretation - Properties in the same condition as when purchased are based on Purchase Price if the time from original purchase is XXX months.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Based on a loan amount of XXX and value used for LTV of XXX. The subject property does not meet the lender’s seasoning requirement in order to use the current appraised value. Audit is using the prior purchase price of $XXX from XX/XX/XXXX. There are no documents in the file listing improvements since purchase on XX/XX/XXXX. The appraisal states the property has not been updated in XXX years. Per Lender Guidelines XXX Property Value Determination, Official Interpretation - Properties in the same condition as when purchased are based on Purchase Price if the time from original purchase is XXX months.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.; XX/XX/XXXX Lender exception provided for use of the purchase price from XX/XX/XXXX for the LTV and CLTV calculation due to the property was not listed on XXX. Conditon Cleared; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.; XX/XX/XXXX Lender exception provided for use of the purchase price from XX/XX/XXXX for the LTV and CLTV calculation due to the property was not listed on XXX. Conditon Cleared	1	A	A	A	A				1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
000000357	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

000000511	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
000000460	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000464	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: The fraud report provided indicates an undisclosed REO at XXX with a loan amount of $XXX dated XX/XX/XXXX. The file does not include verification of housing expenses for this property (which appears to be the attached separate unit of the subject property). Client to provide all PITI documents or evidence that the borrower is not obligated for any housing expenses. Additional conditions may apply, as DTI has not been updated with undisclosed PITIA.	Alerts from Fraud Report have been cleared. Transaction data report for property confirms the property on the fraud report is not owned by the borrower.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.

000000411	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Title Policy is Partial	Title policy is Partial; Missing pages from title commitment dated XX/XX/XXXX; schedule A is only provided.	Title policy is Present	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000584	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A
000000538	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX. The file is missing the following asset documents: XXX Statement/transaction history for XXX #XXX. Statement/transaction history in file only goes through XX/XX/XXXX. Statement in file is expired. X.There is no proof of $XXXk gift funds being deposited into Borrower's account with assets in the file. XXX. There is no documentation in the file to verify the borrower owns XXX. Audit removed assets from business account XXX. Guideline section XXX Business Deposit Accounts states borrower must own the business contributing the closing funds.	Sufficient cash to close is documented. Client provided trailing documents, Asset account through XX/XX/XXXX, Business ownership verification.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

000000592	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
000000324	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Borrower Employment Verification does not meet guidelines; Hazard Insurance Coverage is Not Sufficient.; Asset Documents are Incomplete	Guideline section XXX Mortgage Payments For Rental Properties states the monthly payments for taxes, insurance, and Homeowner's Association (HOA) fees (if applicable) will be taken from the Schedule of Real Estate. If the Schedule of Real Estate is incomplete or blank, the borrower must provide satisfactory documentation verifying the amount of the monthly payments. The file contains documentation for the taxes for XXX; however, the insurance documentation is not in file.; Guideline section XXX Only and Profit & Loss (P&L) Programs states applicant will provide a "third-party" prepared profit and loss statement for their self-employed business(es) on the preparer's letterhead with a statement from preparer that they have prepared or reviewed the corresponding tax returns for the covered period, "third party" to be an appropriately licensed CPA or Tax Preparer. Documentation is not in file to verify the Tax Preparer's license.; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided. Guideline section XXX Hazard Insurance states the acceptable threshold for hazard insurance coverage must be equal to the lesser of (i) XXX% of the insurable value of the improvements, as established by the property insurer (or Appraiser) using a Replacement Cost Estimator (RCE), or (ii) the unpaid principal balance of the mortgage, as long as it is at least equal to or greater than XXX% of the insurable value of the improvement(s) on the RCE for damage or loss on a replacement cost basis. The coverage provided does not meet this guideline.; Guidelines section XXX. Contributions By Interested Parties (XXX) states funds the purchaser receives from a non-participant to the sales transaction-such as the property purchaser's employer or a family member- are not considered contributions, even when they are used to pay closing or settlement costs. Funds received from a relative of the purchaser would be considered as a gift (not a contribution) and, as such, would have to comply with our requirement regarding gifts. Guideline section XXX Gift Funds states a gift letter is required on all gifts. The file contains documentation verifying deposits received for $XXX and $XXX; however, the gift letters are not in file. Guideline section XXX Gift Funds states for investment property or second homes, applicant(s) will be required to contribute a portion of their own sourced and seasoned funds to the transaction of the larger of (a) XXX% of the purchase price or (b) $XXX. XXX% of the purchase price is $XXX and the borrower has not contributed this amount to this transaction.	Borrower liabilities verified indicator is Present; XXX verification with the tax preparer, the borrower’s business (as represented by the P&L) is the;
ownership of retail / commercial real estate. None of the REO has mortgages on his credit, and most;
have none. All REO income and expense is concluded to be represented within the P&L; Hazard insurance coverage is sufficient. The XXX from the appraisal is $XXX which is acceptable according to updated XXX guidelines. ; Those funds were sourced from the coBuyer, “XXX”. This person’s contribution despite non-borrowing status was not revealedto XXX until XX/XX/XXXX. Had XXX known in advance that they were providing that level of contribution we would have required this person to be a borrower. In the alternative, the decision was to deduct XXX% from the price XXX paid for the loan. ;	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000606	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

000000476	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Hazard Insurance Indicator is Partial; Occupancy Status	Hazard insurance indicator is Partial. Guidelines Section XXX, C states all one to four unit investment properties require evidence of rent loss coverage equal to XXX months of rental losses on subject property. Hazard insurance binder does not detail this coverage was present.; File is missing copy of "Business Purpose Loan Certification and Attestation"	Hazard insurance indicator is Present; Occupancy is supported by documentation provided in the loan file.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

000000375	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Final signed XXX reflects a XXX account ending in XXX was included in the assets for borrower, however no XXX statements were found in the loan file.	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000516	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

000000544	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Income Verification does not match Approval; Interested Party Contribution – Exceeds Guidelines	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of $XXX. Contributions in excess of the X% must be subtracted from purchase price for calculation of the LTV/CLTV. The seller contributions were in excess of XXX% by $XXX, thus reducing the value used for LTV calculations.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX based on a loan amount of XXX and value used for CLTV of $XXX. Contributions in excess of the XXX% must be subtracted from purchase price for calculation of the C. The seller contributions were in excess of XXX% by $XXX, thus reducing the value used for LTV calculations.; The borrower income verification does not match approval. Lender guidelines Section XXX V Income Doumentation Chart for Bonus, Overtime, Shift Differential. Borrower receives salary and bonus, per guidelines the bounus income is to be verified using with most recent XXX years plus YTD income. File is missing documention for the XXX bonus figures, ; The Interested Party Contributions of XXX exceed XXX allowable per guidelines. Guidelines Section XXX reflects the maximum sell contribution for second homes is XXX% regardless of the the LTV.	Original LTV of XXX adheres to the guideline maximum LTV of XXX.; Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.; The borrower income verification does match approval. Lender provided XX/XX/XXXX. Client provided lender approval for excceding contribution guidelines based on compensation factors of DTI ratio below allowable limit and sufficient assets based on underwriting documentation provided to further clarify borrower income.	1	A	A	A	A	1	A	A	A	A	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is X.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction.	Change status of 'Qualified Mortgage Safe Harbor Threshold' from Cured Post Close to Cleared.; Allowed per guidelines, confirmed compliant and downgraded	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

000000394	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

000000619	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX.	Lender provided and exception for loan amount.	1	A	A	A	A				1	A	A	A	A